Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, Part IV, Line 4i
EIN 46-1947033, Plan Number 001
December 31, 2025
    Supplemental Schedule I

	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Shares	Current Value

*	Fidelity Total Market Index Fund	Mutual fund	51,978	$9,711,640
	JPMorgan Large Cap Growth Fund Class R6	Mutual fund	97,896	8,462,160
*	Liberty Global Class C Common Shares	Common shares	531,124	5,863,610
	Dodge and Cox Stock Fund Class X	Mutual fund	276,160	4,581,492
*	Fidelity Freedom 2040 Fund	Mutual Fund	273,927	3,665,149
*	Fidelity Freedom 2030 Fund	Mutual fund	120,396	2,351,329
*	Fidelity Freedom 2045 Fund	Mutual fund	141,317	2,246,945
*	Fidelity Freedom 2035 Fund	Mutual fund	113,080	2,003,776
	Artisan International Fund	Mutual fund	66,629	2,002,877
	Baron Growth Fund Institutional Shares	Mutual fund	27,363	1,873,800
	Victory Sycamore Small Company Opportunity Index Fund	Mutual fund	36,195	1,644,709
	Vanguard Treasury Money Market Fund	Money market fund	1,535,137	1,535,137
*	Fidelity Total International Index Fund	Mutual fund	84,115	1,456,864
*	Fidelity Freedom 2050 Fund	Mutual fund	69,844	1,128,675
*	Fidelity Freedom 2025 Fund	Mutual fund	73,876	1,098,533
	JPMorgan Core Bond Class R6	Mutual fund	91,436	954,596
*	Fidelity Freedom 2055 Fund	Mutual fund	48,711	914,297
	PIMCO High Yield Fund Institutional Class	Mutual fund	83,744	685,025
*	Liberty Global Class A Common Shares	Common shares	44,894	500,118
*	Fidelity Short Term Bond Index Fund	Mutual fund	36,744	371,851
*	Fidelity U.S. Bond Index	Mutual fund	34,243	361,608
*	Fidelity Freedom 2060 Fund	Mutual fund	17,578	303,039
*	Fidelity Freedom 2020 Fund	Mutual fund	16,467	252,443
*	Fidelity Inflation Protected Bond Fund	Mutual fund	24,561	223,994
	DFA Global Real Estate Securities Portfolio	Mutual fund	14,921	156,223
*	Fidelity Freedom Retirement Fund Class K	Mutual Fund	10,251	115,427
*	Fidelity Freedom 2065 Fund	Mutual fund	4,078	64,141
*	Fidelity Freedom 2015 Fund	Mutual fund	3,867	46,789
*	Fidelity Freedom 2070 Fund	Mutual fund	3,775	46,507
	Vanguard Total International Bond Index Fund Admiral Shares	Mutual fund	2,003	38,785
*	Fidelity Cash Reserves Money Market Fund	Money market fund	1,760	1,759
*	Fidelity Freedom 2010 Fund	Mutual fund	7	104
	Total registered investment companies			54,663,402
*	BrokerageLink	Self-directed brokerage account		2,640,961
	Total investments			57,304,363
*	Notes receivable from participants	Interest rates of 4.25% through 9.5%, various maturity dates through 2030		139,771
	Total assets held at the end of the year			$57,444,134
_______________
* Party-in-interest as defined by ERISA.